Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net

(10) Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Building	-	9,667
Machinery and equipment	-	2,507
Charging piles and robots	-	6,986
Office equipment, furniture and fixtures	-	137
Motor vehicles	-	417
Electronic equipment	-	837
Sub-total	-	20,551
Accumulated depreciation	-	(3,593)
Construction in progress	-	24
Total	-	16,982

Depreciation expenses charged were nil and RMB668 for the six months ended December 31, 2024 and 2025, respectively.

Construction in progress primarily consists of direct costs incurred in the construction of charging piles, as well as other expenditures necessary to bring the assets to their intended use. These costs will be reclassified to the respective property, plant and equipment accounts (specifically charging piles and robots) upon completion of construction and when the assets are substantially completed and ready for their intended use, which is expected to occur by June 2026.

No impairment for property, plant and equipment was recorded for the six months ended December 31, 2024 and 2025.